Condensed consolidated statements of changes in equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share-based Payment Reserve	Capital Contribution Reserve	Foreign Currency Translation Reserve	Accumulated Losses
Beginning balance at Jun. 30, 2023	$ (29,415)	$ 2,354	$ 4	$ 4,591	$ 3,285	$ (39,649)
Net loss	(281,486)					(281,486)
Other comprehensive income	(241)				(241)
Share based compensation	22,688		22,688
Issuance of shares to employees	638	638
Conversion of debt to equity	204,209	208,800		(4,591)
Shares issued to acquire NETC	67,799	67,799
PIPE funding	17,506	17,506
Shares issued as settlement of transaction expenses	2,057	2,057
Transaction costs accounted for as a deduction from equity	(1,536)	(1,536)
Share based compensation	22,688		22,688
Ending balance at Dec. 31, 2023	2,219	297,618	22,692	0	3,044	(321,135)
Beginning balance at Jun. 30, 2024	(8,300)	297,618	24,294	0	2,883	(333,094)
Net loss	(5,655)					(5,655)
Other comprehensive income	185				185
Share based compensation	1,550		1,550
Issuance of shares to employees	0	3,167	(3,167)
Conversion of debt to equity	6,952	6,952
Transaction costs accounted for as a deduction from equity	(1,536)
Shares to be issued to directors	1,260		1,260
Share based compensation	1,550		1,550
Ending balance at Dec. 31, 2024	$ (4,008)	$ 307,737	$ 23,937	$ 0	$ 3,067	$ (338,749)